Schedule I - Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) - USD ($)		12 Months Ended
	Jul. 19, 2015	May 31, 2018	May 31, 2017	May 31, 2016
Cash flows from operating activities
Net income		$ 296,130,000	$ 274,457,000	$ 224,884,000
Adjustments to reconcile net income to net cash provided by operating activities
Equity in earnings of subsidiaries and VIEs		379,000	3,289,000	4,425,000
Realized gain from long-term investment		(7,366,000)	(7,086,000)
Share-based compensation expenses		57,443,000	20,287,000	16,810,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(51,738,000)	(14,796,000)	(7,711,000)
Accrued expenses and other current liabilities		68,226,000	40,331,000	54,364,000
Amounts due to related parties		(21,000)	8,000	(1,887,000)
Net cash provided by operating activities		781,127,000	622,694,000	524,313,000
Cash flows from investing activities
Payment for available-for-sale investments		(55,206,000)	(43,498,000)	(78,764,000)
Net cash used in investing activities		(406,716,000)	(672,264,000)	(309,737,000)
Cash flows from financing activities
Proceeds from issuance of common shares upon exercise of share options		1,000	542,000	2,176,000
Cash paid for dividend	$ (62,668)	(71,153,000)		(62,668,000)
Net cash (used in) provided by financing activities		(74,881,000)	4,792,000	(916,000)
Net change in cash and cash equivalents		342,301,000	(68,191,000)	177,911,000
Cash and cash equivalents, beginning of year		641,018,000
Cash and cash equivalents, end of year		983,319,000	641,018,000
Parent Company [Member]
Cash flows from operating activities
Net income		296,130,000	274,457,000	224,884,000
Adjustments to reconcile net income to net cash provided by operating activities
Equity in earnings of subsidiaries and VIEs		(310,549,000)	(292,571,000)	(241,615,000)
Dividend received from subsidiaries		38,471,000	43,417,000	49,984,000
Realized gain from long-term investment		(4,785,000)
Share-based compensation expenses		57,443,000	20,287,000	16,810,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(7,148,000)	5,404,000	5,135,000
Amounts due from related parties		(30,307,000)
Accrued expenses and other current liabilities		(2,653,000)	(2,341,000)	(3,673,000)
Amounts due to related parties		12,903,000	(40,207,000)	(1,446,000)
Net cash provided by operating activities		49,505,000	8,446,000	50,079,000
Cash flows from investing activities
Investments in term deposits		10,000,000		(10,000,000)
Payment for available-for-sale investments		(2,766,000)	(1,000,000)	(9,500,000)
Proceed from long-term investment		9,285,000		540,000
Loan to related parties		(1,487,000)		1,487,000
Investment in a subsidiary		(10,000)	(8,500,000)
Repayment from related parties				8,512,000
Net cash used in investing activities		15,022,000	(9,500,000)	(8,961,000)
Cash flows from financing activities
Proceeds from issuance of common shares upon exercise of share options		1,000	542,000	2,176,000
Loan from a related party		690,000		8,610,000
Cash paid for dividend		(71,153,000)		(62,668,000)
Net cash (used in) provided by financing activities		(70,462,000)	542,000	(51,882,000)
Net change in cash and cash equivalents		(5,935,000)	(512,000)	(10,764,000)
Cash and cash equivalents, beginning of year		11,472,000	11,984,000	22,748,000
Cash and cash equivalents, end of year		$ 5,537,000	$ 11,472,000	$ 11,984,000